Leases (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 1,635
2026	1,551
2027	1,283
2028	1,219
2029	879
After 2029	318
Total operating lease payments	6,885
Less: imputed interest	(418)
Total operating lease liabilities	$ 6,467	$ 5,947